GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of balance of goodwill by reporting unit

The following tables present the balance of goodwill by reporting unit, including the changes in carrying amount of goodwill, for the years ended December 31, 2017 and 2016 (in millions):

				Foreign
	Balance as of			Currency	Goodwill	Balance as of
	January 1, 2017	Additions	Deductions	Translation	Impairment	December 31, 2017
VO management	$35	$—	$—	$2	$—	$37
VO sales and financing	7	4	—	—	—	11
Exchange	496	—	—	—	—	496
Rental	20	—	—	—	—	20
Total	$558	$4	$—	$2	$—	$564

				Foreign
	Balance as of			Currency	Goodwill	Balance as of
	January 1, 2016	Additions	Deductions	Translation	Impairment	December 31, 2016
VO management	$38	$—	$—	$(3)	$—	$35
VO sales and financing	7	—	—	—	—	7
Exchange	496	—	—	—	—	496
Rental	20	—	—	—	—	20
Total	$561	$—	$—	$(3)	$—	$558

Schedule of balance of intangible assets, net

The balance of other intangible assets, net for the years ended December 31, 2017 and 2016 is as follows (in millions):

	December 31,	December 31,
	2017	2016
Intangible assets with indefinite lives	$120	$114
Intangible assets with definite lives, net	320	339
Total intangible assets, net	$440	$453

Schedule of intangible assets with indefinite lives

At December 31, 2017 and 2016, intangible assets with indefinite lives relate to the following (in millions):

	December 31,	December 31,
	2017	2016
Resort management contracts	$76	$70
Trade names and trademarks	44	44
Total	$120	$114

Schedule of intangible assets with definite lives

At December 31, 2017, intangible assets with definite lives relate to the following (in millions):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$287	$(143)	$144	22
Purchase agreements	76	(76)	—	—
Resort management contracts	246	(71)	175	20
Technology	25	(25)	—	—
Other	23	(22)	1	—
Total	$657	$(337)	$320	21

At December 31, 2016, intangible assets with definite lives relate to the following (in millions):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$287	$(137)	$150	23
Purchase agreements	76	(76)	—	—
Resort management contracts	245	(58)	187	21
Technology	25	(25)	—	—
Other	23	(21)	2	2
Total	$656	$(317)	$339	22

Schedule of amortization expense of intangible assets with definite lives

Based on the December 31, 2017 balances, amortization expense for the next five years and thereafter is estimated to be as follows (in millions):

Twelve month period ending December 31,
2018	$19
2019	19
2020	19
2021	17
2022	15
2023 and thereafter	231
$320